FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$1,054	$1,054	$-	$-
Foreign currency derivative contracts	141	-	141	-

Total financial assets	$1,195	$1,054	$141	$-

	December 31, 2013
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$4,565	$4,565	$-	$-
Embedded Derivatives	(12,431)	-	-	(12,431)

Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs
Fair value of embedded derivatives

Balance at January 1, 2013 *)	$6,864
Fair value of Exchange Option within the proceeds under the mAb Funding Agreement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	811

Balance at December 31, 2013 *)	12,431

Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	(269)
Issuance of shares in respect to Termination and Equity Conversion Agreement	(12,162)

Balance at December 31, 2014	$-

Schedule of Fair Value of Outstanding Options to Non-employee
Fair value of outstanding options to non- employee

Balance at January 1, 2013	$264
Change in fair value of liability with respect to outstanding options to non- employee	(104)
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(160)

Balance at December 31, 2013	-